Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2015
Comprehensive Income (Loss) Disclosure [Abstract]
Comprehensive income (loss)

20. Comprehensive Income:

During the six month period ended June 30, 2014, Other comprehensive income increased with net gains of $18,900 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of $8,862), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of $21,596), (ii) the Net settlements on interest rate swaps qualifying for cash flow hedge associated with vessels under construction ($489), (iii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($51) and (iv) the amounts reclassified from net settlements on interest rate swaps qualifying for hedge accounting to Prepaid lease rentals ($6,604). During the six-month period ended June 30, 2015, Other comprehensive income increased with net gains of $2,254 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of $15,574), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of $17,777) and, (ii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($51). During the six-month periods ended June 30, 2014 and 2015, Comprehensive income amounted to $66,113 and $72,867, respectively.